Recent Accounting Pronouncements	12 Months Ended
Sep. 30, 2012
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements

Note 18—Recent Accounting Pronouncements

In December 2011, the FASB issued ASU 2011-12, "Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05" to indefinitely defer the effective date pertaining to the presentation of reclassification adjustments out of accumulated other comprehensive income provided for in ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income". This guidance is not expected to have a material effect on the Company's consolidated financial statements.